ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 71,058	$ 66,732
Accrued expenses	80,345	83,637
Government authorities	57,916	59,077
Other	4,374	3,006
Accrued expenses and other liabilities	$ 213,693	$ 212,452